Right-of-use assets - Additional information (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Right-of-use assets.
Additions to right-of-use assets	₺ 18,184,732	₺ 8,955,478
Interest expense on lease liabilities	2,987,258	1,500,476
Depreciation and amortization expenses	₺ 7,986,230	₺ 6,707,890